SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Disaggregation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Net revenue
Net revenue	¥ 5,805,901	$ 795,405	¥ 4,895,633	¥ 3,434,620
Financial services business
Net revenue
Net revenue	3,473,109		2,515,119	1,959,732
Insurance brokerage business
Net revenue
Net revenue	408,369		963,822	731,797
Consumption & lifestyle business and other
Net revenue
Net revenue	1,924,423		1,416,692	743,091
At a point in time
Net revenue
Net revenue	3,991,000		3,948,000	2,777,000
Overtime
Net revenue
Net revenue	1,815,000		948,000	658,000
Loan facilitation services | At a point in time | Financial services business
Net revenue
Net revenue	2,721,389		2,240,852	1,362,685
Post-origination services | Overtime | Financial services business
Net revenue
Net revenue	5,957		17,203	204,336
Guarantee services | Overtime | Financial services business
Net revenue
Net revenue	429,299		50,865	10,999
Financing services | Overtime | Financial services business
Net revenue
Net revenue	93,239		55,974	278,783
Insurance brokerage services
Net revenue
Net revenue	408,369		963,822	731,797
Insurance brokerage services | At a point in time | Insurance brokerage business
Net revenue
Net revenue	408,369		963,822	731,797
Electronic commerce services | At a point in time/ Overtime | Consumption & lifestyle business and other
Net revenue
Net revenue	1,865,621		1,267,104	302,896
Others | At a point in time | Financial services business
Net revenue
Net revenue	223,225		150,225	102,929
Others | At a point in time | Consumption & lifestyle business and other
Net revenue
Net revenue	¥ 58,802		¥ 149,588	¥ 440,195